Equity (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Equity Abstract
Schedule of share capital

	December 31, 2024
Shareholders	Common shares	Golden shares	Total
Previ (i)	397,061,482		397,061,482
Mitsui&co (i)	286,347,055	-	286,347,055
Blackrock, Inc (ii)	289,063,618	-	289,063,618
Total shareholders with more than 5% of capital (i)	972,472,155	-	972,472,155
Free floating	3,296,247,846	-	3,296,247,846
Golden shares	-	12	12
Total outstanding (without shares in treasury)	4,268,720,001	12	4,268,720,013
Shares in treasury	270,287,567	-	270,287,567
Total capital	4,539,007,568	12	4,539,007,580

(i)	Number of shares owned by shareholders, as per statement provided by the custodian, based on shares listed at B3.
(ii)	Number of shares as reported in Blackrock, Inc.’s Schedule 13G/A, filed with the SEC.

Schedule of cancelation of treasury shares

	Number of canceled shares	Carrying amount
Cancelation approved on March 2, 2023	239,881,683	4,164
Year ended December 31, 2023	239,881,683	4,164

Cancelation approved on February 24, 2022	133,418,347	2,830
Cancellation approved on July 28, 2022	220,150,800	3,786
Year ended December 31, 2022	353,569,147	6,616

Schedule of share buyback program

	Total of shares repurchased			Effect on cash flows
	Year ended December 31,
	2024	2023	2022	2024	2023	2022
Shares buyback program up to 150,000,000 shares (i)
Acquired by Parent	18,251,159	1,500,000	-	240	22	-
Acquired by wholly owned subsidiaries	12,672,414	1,500,000	-	169	22	-
	30,923,573	3,000,000	-	409	44	-

Shares buyback program up to 500,000,000 shares (ii)
Acquired by Parent	-	93,638,352	87,779,900	-	1,378	1,375
Acquired by wholly owned subsidiaries	-	88,058,750	90,847,177	-	1,292	1,410
	-	181,697,102	178,627,077	-	2,670	2,785

Shares buyback program up to 470,000,000 shares (iii)
Acquired by Parent	-	-	81,855,600	-	-	1,501
Acquired by wholly owned subsidiaries	-	-	96,959,900	-	-	1,750
	-	-	178,815,500	-	-	3,251
Shares buyback program	30,923,573	184,697,102	357,442,577	409	2,714	6,036

(i)	On October 26, 2023, a new share buyback program limited to a maximum of 150,000,000 common shares and their respective ADRs, over the next 18 months started from the end of the program previously on going.
(ii)	On April 27, 2022, the Board of Directors approved the common shares buyback program, limited to a maximum of 500,000,000 common shares or their respective ADRs, with a term of 18 months.
(iii)	On April 1, 2021, the Board of Directors approved the common shares buyback program, limited to a maximum of 270,000,000 common shares or their respective ADRs. In continuation of the previous program, the Board of Directors approved a new share repurchase program on October 28, 2021, with a limit of up to 200,000,000 common shares or their respective ADRs. Both programs ended in 2022.

Schedule of profit distribution

	2024	2023	2022
Net income of the year	6,166	7,983	18,788
Appropriation to legal reserve (i)	-	-	(276)
Appropriation to tax incentive reserve	(392)	(891)	(1,157)
Net income after appropriations to legal reserve and tax incentive reserve	5,774	7,092	17,355

Minimum remuneration to shareholders (ii)	1,698	2,042	4,386

Additional shareholders' remuneration
According to shareholder remuneration policy (iii)	1,394	2,066	437
Additional remuneration from the net income for the year (iv)	500	2,000	-

Total remuneration to shareholders	3,592	6,108	4,823
Appropriation to statutory reserve	2,182	984	8,821
Appropriation to retained earnings reserve	-	-	3,711

(i)	In 2022, the limit of 20% of the share capital for the constitution of the legal reserve was reached, in accordance with article 193 of Law 6,404 and article 39 of the Company's Bylaws.
(ii)	Mandatory minimum remuneration corresponding to 25% of the net income after appropriations to legal reserve and tax incentive reserve. according to Vale S.A.’s by-laws.
(iii)	According to the Company's shareholder remuneration policy, minimum remuneration to Vale S.A. shareholders is calculated based on 30% of the adjusted EBITDA (as defined in note 5) less sustaining capital investments, which represented US$4,538 (2023: US$4,269 and 2022: US$3,897) for the year ended December 31, 2024. Therefore, the additional remuneration to comply with the policy was US$1,394.
(iv)	In addition, the Company approved dividends beyond the policy calculation in the amount of US$500, totaling US$3,592 in remuneration to shareholders for the year ended December 31, 2024.

Schedule of profit reserves

	Legal reserve	Tax incentive reserve	Statutory reserve	Retained earnings reserve	Additional remuneration reserve	Total of profit reserves
Balance as of December 31, 2021	2,523	3,083	6,898	-	3,198	15,702
Allocation of income	276	1,157	8,821	3,711	437	14,402
Deliberated dividends and interest on capital of Vale's shareholders	-	-	-	-	(3,500)	(3,500)
Treasury shares cancellation	-	-	(6,616)	-	-	(6,616)
Transfer of reserves	-	3	(3)	-	-	-
Translation adjustment	165	173	249	(133)	302	756
Balance as of December 31, 2022	2,964	4,416	9,349	3,578	437	20,744
Allocation of income	-	891	984	-	2,364	4,239
Deliberated dividends and interest on capital of Vale's shareholders	-	-	-	-	(437)	(437)
Treasury shares cancellation	-	-	(4,164)	-	-	(4,164)
Translation adjustment	230	383	604	278	-	1,495
Balance as of December 31, 2023	3,194	5,690	6,773	3,856	2,364	21,877
Allocation of income	-	392	2,182	-	1,596	4,170
Deliberated dividends and interest on capital of Vale's shareholders	-	-	-	-	(2,364)	(2,364)
Translation adjustment	(696)	(1,308)	(2,162)	(841)	-	(5,007)
Balance as of December 31, 2024	2,498	4,774	6,793	3,015	1,596	18,676